Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [abstract]
Schedule of Company’s ROU assets and lease liabilities

Set out below are the carrying amounts of the Company’s ROU assets and lease liabilities and their activity during the years ended December 31, 2024 and 2023:

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2024	13,762	544	9	14,315	15,850
Additions, extensions and modifications to ROU assets	12,077	129	—	12,206	9,919
Depreciation	(2,865)	(250)	(9)	(3,124)	—
Lease termination	(373)	(4)	—	(377)	(518)
Payments	—	—	—	—	(3,667)
Interest	—	—	—	—	1,444
Foreign exchange	—	—	—	—	(1,189)
As of December 31, 2024	22,601	419	—	23,020	21,839
Less current portion of lease liabilities					(2,089)
Non-current portion of lease liabilities					19,750

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2023	15,694	265	405	16,364	17,864
Additions and extensions to ROU assets	1,020	534	—	1,554	1,553
Reclass to property, plant and equipment	—	—	(364)	(364)	—
Depreciation	(2,952)	(213)	(32)	(3,197)	—
Lease termination	—	(42)	—	(42)	(23)
Payments	—	—	—	—	(5,025)
Gain on extinguishment of lease liabilities	—	—	—	—	(255)
Interest	—	—	—	—	1,391
Foreign exchange	—	—	—	—	345
As of December 31, 2023	13,762	544	9	14,315	15,850
Less current portion of lease liabilities					(2,857)
Non-current portion of lease liabilities					12,993